Share-Based Payments - Valuation Assumptions of Total Shareholder Return Units (Detail) - Total Shareholder Return Units (TSRU) [Member]		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	[1]	3.19%	3.18%	3.45%
Risk-free interest rate	[2]	1.76%	1.78%	1.03%
Expected stock price volatility	[3]	18.41%	19.76%	19.68%
Contractual term (years)		5 years 10 months 28 days	5 years 11 months 19 days	5 years 11 months 24 days

[1]	Determined using a constant dividend yield during the expected term of the TSRU.
[2]	Determined using the interpolated yield on U.S. Treasury zero-coupon issues.
[3]	Determined using implied volatility, after consideration of historical volatility.